LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

	Years Ended December 31,
	2023	2024	2025
Net loss attributable to ordinary shareholders	(392,693)	(64,743)	(66,392)
Weighted average number of ordinary shares-basic and diluted	168,609,128	171,835,632	174,026,392
Net loss per ordinary share-basic and diluted	(2.33)	(0.38)	(0.38)

Summary of share options and restricted share units outstanding excluded from calculation of diluted loss per share

	As of December 31,
	2023	2024	2025
Share options and nonvested restricted share units	6,136,483	6,014,128	2,542,373